SCHEDULE 1 BALANCE SHEETS (Parenthetical) (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Ordinary shares, par value per share	$ 0.000001	$ 0.000001
Ordinary shares, shares authorized	2,000,000,000	2,000,000,000
Ordinary shares, shares issued	353,016,455	411,474,516
Ordinary shares, shares outstanding	353,016,455	411,474,516
Parent Company [Member]
Ordinary shares, par value per share	$ 0.000001	$ 0.000001
Ordinary shares, shares authorized	2,000,000,000	2,000,000,000
Ordinary shares, shares issued	353,016,455	411,474,516
Ordinary shares, shares outstanding	353,016,455	411,474,516